BUSINESS COMBINATIONS - Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill impairment loss	$ 0	$ 0	$ 0
Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Period over which management has projected cash flows	5 years
Discount rate applied to cash flow projections	10.10%
Growth rate used to extrapolate cash flow projections	3.00%
Goodwill | Weighted average
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections	23.00%